Schedule of Pro-forma Combined Results of Operation (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 18,737,715	$ 48,228,884	$ 76,914,679	$ 42,687,880
Net income	$ 281,716	$ 1,469,571	$ 62,304	$ 4,457,746
Net income per share - basic	$ 0.01	$ 0.04	$ 0.00	$ 0.13
Weighted average number of shares outstanding	35,728,821	35,683,484	35,702,197	33,503,208